ACQUISITION OF GOLD STANDARD VENTURES CORP. - Additional Information (Details) $ in Thousands		12 Months Ended
	Apr. 29, 2024 $ / $ $ / shares	Dec. 31, 2024 USD ($)	Dec. 08, 2022 USD ($)
Green Springs
ACQUISITION OF CONTACT GOLD CORP.
Exploration expenditures commitment | $			$ 10,000
Aggregate cash | $			$ 1,000
Consideration received | $		$ 210,000
South Railroad Project
ACQUISITION OF CONTACT GOLD CORP.
Percentage of royalty payable	3.00%
Contact Gold Corp
ACQUISITION OF CONTACT GOLD CORP.
Share price (in dollars per share) | $ / shares	$ 5.5
Exchange rate (CAD/USD) | $ / $	1.3668
Exercise price | $ / shares	$ 7.94
Weighted average shares issuable under warrant | $ / shares	$ 0.93
Contact Gold Corp | Green Springs
ACQUISITION OF CONTACT GOLD CORP.
Interest rate			70.00%
Contact Gold Corp | Minimum | Green Springs
ACQUISITION OF CONTACT GOLD CORP.
Percentage of royalty payable	3.00%
Contact Gold Corp | Maximum | Green Springs
ACQUISITION OF CONTACT GOLD CORP.
Percentage of royalty payable	4.50%